Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 9,076,372	$ 1,468,465
Prepaid expenses	312,464	178,158
Other current assets	958	2,466
TOTAL CURRENT ASSETS	9,389,794	1,649,089
Property and equipment, net	235,959	298,958
Right of use asset, net	120,693	200,124
Security deposit	100,000	100,000
TOTAL NON-CURRENT ASSETS	456,652	599,082
TOTAL ASSETS	9,846,446	2,248,171
CURRENT LIABILITIES
Accounts payable	299,951	169,284
Accrued expenses	524,891	499,948
Short-term lease liability	144,857	125,500
PPP note payable		368,780
Convertible notes payable		2,133,453
TOTAL CURRENT LIABILITIES	969,699	3,296,965
Long-term lease liability	39,957	184,355
Bonus payable		42,000
TOTAL LIABILITIES	1,009,656	3,523,320
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 50,000,000 shares authorized, 10,461,898 shares and 6,302,050 shares issued and outstanding as of March 31, 2022 and 2021, respectively	10,462	6,302
Additional paid-in capital	43,406,099	14,665,559
Accumulated deficit	(34,579,771)	(15,947,010)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	8,836,790	(1,275,149)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 9,846,446	$ 2,248,171